Leases (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Changes in the Group's right-of-use assets carrying amounts
Changes in the Group’s
right-of-use
assets carrying amounts were as follows:

	2021	2020
Balance as of January 1,	$1,341	$—
Depreciation expense	(477)	(286)
Additions	1,824	1,627
Transfers	(25)	—

Balance as of December 31,	$2,663	$1,341

Summary of Changes in the Group's lease liabilities carrying amounts
Changes in the Group’s lease liabilities carrying amounts were as follows:

	2021	2020	2019
Balance as of January 1,	$1,398	$—	$—
Additions to lease liabilities	1,799	1,711	—
Accretion of interest	49	57	—
Payments	(447)	(370)	—

Balance as of December 31,	$2,799	$1,398	$—

Total non-current	1,908	1,036	—

Total current	$891	$362	$—

Summary of the Consolidated Statement of Profit or Loss the following expenses related to its leases
The Group recognized in the Consolidated Statement of Profit or Loss the following expenses related to its leases for the years end December 31, 2021, 2020 and 2019:

	2021	2020	2019
Depreciation expense	$477	$286	$—
Interest expense on lease liabilities	49	57	—

Total lease expense	$526	$343	$—